Cover	Jul. 01, 2021
Cover [Abstract]
Entity Registrant Name	UNRIVALED BRANDS, INC
Entity Central Index Key	0001451512
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Jul. 01, 2021
Entity Incorporation State Country Code	NV
Entity File Number	000-54258
Entity Tax Identification Number	26-3062661
Entity Address Address Line 1	3242 S. Halladay St.
Entity Address Address Line 2	Suite 202
Entity Address City Or Town	Santa Ana
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92705
City Area Code	888
Local Phone Number	909-5564
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	On July 8, 2021, Unrivaled Brands, Inc. (f/k/a “Terra Tech Corp.”) (the “Company”) filed a Current Report on Form 8-K (the “Initial Filing”) disclosing that, on July 1, 2021, the Company completed its acquisition of UMBRLA, Inc., a Nevada corporation (“UMBRLA”), pursuant to the Agreement and Plan of Merger, dated March 2, 2021, by and among the Company, UMBRLA, Phoenix Merger Sub Corp., a Nevada corporation and wholly owned subsidiary of the Company (“Merger Sub”), and Dallas Imbimbo, as the stockholder representative for the UMBRLA stockholders (the “Transaction”).